Loans - Summary of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 15	$ 16
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about borrowings [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 13	$ 14